RESEARCH AND DEVELOPMENT EXPENSES	12 Months Ended
Dec. 31, 2025
Research And Development Expenses [Abstract]
RESEARCH AND DEVELOPMENT EXPENSES
NOTE 19 - RESEARCH AND DEVELOPMENT EXPENSES

	For the year ended December 31,
	2025	2024	2023
	US Dollars in thousands
Payroll and related expenses	23,327	18,341	15,309
Suppliers and subcontractors	3,559	3,780	3,416
Office and maintenance	406	586	684
Share-based payment	1,428	1,355	1,148
Depreciation and amortization	1,239	1,312	1,371
	29,959	25,374	21,928